As filed with the Securities and Exchange Commission on May 12, 2014.

1933 Act Registration No. 333-183061
1940 Act Registration No. 811-22730

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]

Pre-Effective Amendment No.		[ ]

Post-Effective Amendment No. 6		[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]

Amendment No. 10		[X]

JNL STRATEGIC INCOME FUND LLC
(Exact Name of Registrant as Specified in Charter)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (517) 381-5500

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing Address)

with a copy to:
	Susan S. Rhee, Esq.	K&L Gates LLP
	JNL Strategic Income Fund LLC	1601 K Street, NW
	Vice President, Counsel & Secretary	Washington, DC 20006-1600
	1 Corporate Way	Attn: Diane E. Ambler
Lansing, Michigan 48951
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)

[ ]	on __________ pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(1)

[ ]	on __________ pursuant to paragraph (a)(1)

[ ]	75 days after filing pursuant to paragraph (a)(2)

[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part C.
This Post-Effective Amendment No. 6 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in Post-Effective Amendment No. 4 to the Trust’s Registration Statement.

EXHIBIT LIST

Exhibit Number	Exhibit Description

101.INS	XBRL Instance Document

101.SCH	XBRL Taxonomy Extension Schema Document

101.CAL	XBRL Taxonomy Extension Calculation Linkbase

101.LAB	XBRL Taxonomy Extenstion Labels Linkbase

101.PRE	XBRL Taxonomy Extension Presentation Linkbase

101.DEF	XBRL Taxonomy Extension Definition Linkbase

Signatures

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment under rule 485(b) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Lansing and the State of Michigan on the 12th day of May, 2014.

JNL Strategic Income Fund LLC
/s/ SUSAN S. RHEE
Susan S. Rhee
Vice President, Counsel (Chief Legal Officer), and Secretary

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.

/S/ MICHAEL BOUCHARD BY SUSAN S. RHEE*	May 12, 2014
Michael Bouchard
Manager

/S/ ELLEN CARNAHAN BY SUSAN S. RHEE*	May 12, 2014
Ellen Carnahan
Manager

/S/ WILLIAM CROWLEY BY SUSAN S. RHEE*	May 12, 2014
William Crowley
Manager

/S/ MICHELLE ENGLER BY SUSAN S. RHEE*	May 12, 2014
Michelle Engler
Manager

/S/ JOHN GILLESPIE BY SUSAN S. RHEE*	May 12, 2014
John Gillespie
Manager

/S/ RICHARD D. MCLELLAN BY SUSAN S. RHEE*	May 12, 2014
Richard D. McLellan
Manager

/S/ MARK D. NERUD BY SUSAN S. RHEE*	May 12, 2014
Mark D. Nerud
President and Manager

/S/ WILLIAM R. RYBAK BY SUSAN S. RHEE*	May 12, 2014
William R. Rybak
Manager

/S/ EDWARD WOOD BY SUSAN S. RHEE*	May 12, 2014
Edward Wood
Manager

/S/ PATRICIA A. WOODWORTH BY SUSAN S. RHEE*	May 12, 2014
Patricia A. Woodworth
Manager

/s/ GERARD A.M. OPRINS BY SUSAN S. RHEE*	May 12, 2014
Gerard A. M. Oprins
Treasurer and Chief Financial Officer (Principal Financial Officer)

* By Susan S. Rhee, Attorney In Fact